Leases - Future Undiscounted Cash Outflows for Operating Leases Maturity (Detail) $ in Thousands	Sep. 30, 2024 USD ($)
Future undiscounted cash outflows for operating leases [Line Items]
2025	$ 44,581
2026	32,378
2027	24,022
2028	19,349
2029	15,480
Thereafter	24,165
Total lease payments	159,975
Less: imputed interest	(16,530)
Present value of lease liabilities	$ 143,445